Related party transaction:	12 Months Ended
Mar. 31, 2025
Disclosure of related parties [Abstract]
Related party transaction
32.	Related party transaction:

The related parties where control / significant influence exists are subsidiaries and associates. Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, including any director whether executive or otherwise. Key management personnel include the board of directors and other senior management executives. The other related parties are those with whom the Group has had transaction during the years ended March 31, 2025, 2024 and 2023 are as follows:

		% of Ownership interest
Particulars	Country of incorporation	March 31, 2025	March 31, 2024
Holding Company
Infinity Satcom Universal Private Limited	India
Raju Vegesna Infotech & Industries Private Limited (Subsidiary of Infinity Satcom Universal Private Limited)	India
Ramanand Core Investment Company Private Limited (Subsidiary of Raju Vegesna Infotech & Industries Private Limited)	India
Subsidiaries
Sify Technologies (Singapore) Pte. Limited	Singapore	100	100
Sify Technologies North America Corporation	USA	100	100
Sify Data and Managed Services Limited	India	100	100
Sify Infinit Spaces Limited	India	100	100
Sify Digital Services Limited	India	100	100
Patel Auto Engineering Company (India) Private Limited*	India	-	-
SKVR Software Solution Private Limited	India	100	100
Key Management Personnel
Mr. Raju Vegesna - Chairman and Managing Director
Mr. M P Vijay Kumar – Executive Director and Chief Financial Officer
Mr. C R Rao - Chief Operating Officer
Mr. Kamal Nath – Chief Executive Officer (till October 31, 2024 )
Trust controlled by KMP:	India
Raju Vegesna Foundation

*
During the year 2022-23, Sify Technologies Limited (Company) has acquired Patel Auto Engineering Company (India) Private Limited (“PAECIPL”) with its registered office in Rabale, Navi Mumbai through Share Purchase agreement dated March 22, 2023 for a consideration of ₹ 525.00 million paid to Shareholders of PAECIPL. The Company has also given an Intercorporate Deposit of ₹ 85.00 million

to PAECIPL. PAECIPL have only the Land allocated by MIDC on their books as on the date of Acquisition. The standalone financial statement of the Company shall account for leasehold rights of the land under Right to use asset for the fair value of leasehold rights with a description that the value of consideration is towards investment in Patel Auto Engineering Company (India) Private Limited (“PAECIPL”) and to represent this would comply with the requirement in the relevant standards as well as Conceptual Framework for Financial Reporting. Scheme of Amalgamation of PAECIPL with Sify Infinity Spaces Limited (“SISL”) is filed with Hon'ble NCLT on Feb 09, 2024. Scheme of amalgamation is approved by the Hon'ble NCLT on January 09, 2025 effective April 01, 2023. SISL has issued 17.08546 equity shares for every 1 equity share held by the shareholders of PAECIPL.

The following is a summary of the related party transactions for the year ended March 31, 2025:

Transactions	Holding Company	Others	Key Management Personnel
Consultancy services received	-	-	90
Sitting fees paid	-	-	7,420
Salaries and other short term benefits*	-	-	50,034
Contributions to defined contribution plans*	-	-	2,582
Share based payment transactions*	-	-	-
Lease rentals paid**	2,247	8,970	-
CSR Contribution made	-	19,962	-
Amount of outstanding balances
6% Non-Cumulative Compulsorily convertible preference shares#	-	-	-
Advance lease rentals and refundable deposits made**	-	5,600	-
Lease rentals payable**	-	-	-

All transactions between Sify Technologies Limited and its subsidiaries up to March 31, 2025 of this Annual Report have been in the ordinary course of business

The following is a summary of the related party transactions for the year ended March 31, 2024:

Transactions	Holding Company	Others	Key Management Personnel
Consultancy services received	-	-	300
Sitting fees paid	-	-	2,740
Salaries and other short term benefits*	-	-	62,053
Contributions to defined contribution plans*	-	-	2,541
Share based payment transactions*	-	-	-
Lease rentals paid**	1,369	8,594	-
CSR Contribution made	-	27,850	-
Amount of outstanding balances
6% Non-Cumulative Compulsorily convertible preference shares#	-	500,000	-
Advance lease rentals and refundable deposits made**	-	5,600	-
Lease rentals payable**	114	685	-

All transactions between Sify Technologies Limited and its subsidiaries up to March 31, 2024 of this Annual Report have been in the ordinary course of business

The following is a summary of the related party transactions for the year ended March 31, 2023:
Transactions	Holding Company	Others	Key Management Personnel
Consultancy services received	-	-	300
Sitting fees paid	-	-	2,200
Salaries and other short term benefits*	-	-	55,930
Contributions to defined contribution plans*	-	-	2,151
Share based payment transactions*	-	-	1,901
Lease rentals paid**	1,369	8,054	-
CSR Contribution made	-	24,390	-
Amount of outstanding balances
6% Non-Cumulative compulsorily convertible preference shares##	-	500,000	-
Advance lease rentals and refundable deposits made**	-	5,600	-
Lease rentals payable**	114	685	-

All transactions between Sify Technologies Limited and its subsidiaries up to March 31, 2023 of this Annual Report have been in the ordinary course of business

*
Represents salaries and other benefits of Key Management Personnel comprising of Mr. M P Vijay Kumar – Executive Director and Chief Financial Officer, Mr. C R Rao – Chief Operating Officer and Mr. Kamal Nath - Chief Executive Officer.

**
During the year 2011-2012, the Group had entered into a lease agreement with M/s Raju Vegesna Infotech and Industries Private Limited, the holding Group, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 0.075 million (Rupees Seventy Five Thousand) per month. Subsequently, the Group entered into an amendment agreement with effect from April 1, 2013, providing for automatic renewal for a further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years. Subsequently on account of expiry of the said agreement, the Group entered into a fresh agreement for a period of three years effective       February 1, 2024 on a rent of ₹ 0.160 million (Rupees One Lakh Sixty Thousand Only) per month.

During the year 2011-12, the Group had also entered into a lease agreement with M/s Raju Vegesna Developers Private Limited, a Group in which Mr. Ananda Raju Vegesna, the then Executive Director of the Group and Mr. Raju Vegesna, Chairman and Managing director of the Group, exercise significant influence, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 0.030 million (Rupees Thirty Thousand) per month. The agreement provides for the automatic renewal for further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years. Subsequently on account of expiry of the said agreement, the Group entered into a fresh agreement for a period of three years effective February 1, 2024 on a rent of ₹ 0.059 million (Rupees Fifty Nine Thousand) per month.

During the year 2010-2011, the Group had entered into a lease agreement with Ms. Radhika Vegesna, daughter of Mr. Anand Raju Vegesna, the then Executive Director of the Group, to lease the premises owned by her for a period of three years effective June 1, 2010 on a rent of ₹ 0.3 million (Rupees Three Lakhs) per month and payment of refundable security deposit of ₹ 2.6 million. This arrangement will automatically be renewed for a further period of two blocks of three years with all the terms remaining unchanged. Subsequently on account of expiry of the said agreement, the Group entered into a fresh agreement for a period of three years effective June 1, 2019 on a rent of ₹ 0.639 million (Rupees Six Lakhs Thirty Nine Thousand) per month and payment of additional refundable security deposit of ₹ 3.0 million. This arrangement will automatically be renewed for a further period of two blocks of three years with all the terms remaining unchanged.

#  # During the FY 2020-21, Print house (India) Pvt Ltd had issued 9% Cumulative Non-Convertible Redeemable Preference Shares to Raju Vegesna Infotech & Industries Pvt Ltd., on private placement basis. The Preference share capital are redeemable at par value at maturity, i.e. 20 years from the date of allotment. Accordingly these are accounted for Financial instruments. During the year, The terms of the Preference Shares are changed to  6% Non-Cumulative compulsorily convertible preference shares.
During the FY 24-25, the Non - Cumulative compulsorily convertible preference shares were transferred from Raju Vegesna Infotech & Industries Pvt Ltd. to Sify Technologies Limited.